RISKS AND UNCERTAINTIES (Details Narrative)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Oct. 01, 2024 USD ($)	Oct. 01, 2024 HKD ($)
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Cash balance	$ 102,041	$ 800,000
Credit Risk [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Insured amount			$ 102,041	$ 800,000
Cash balance	321,965
Uninsured amount	$ 211,359